NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates. Significant estimates in the accompanying unaudited financial statements include the useful life of property and equipment, valuation of derivative liabilities, estimates of loss contingencies, valuation of equity-based instruments issued for other than cash and valuation allowance on deferred tax assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Although these estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates. Significant estimates in the accompanying financial statements include the valuation of derivative liabilities, estimates of loss contingencies, valuation of equity-based instruments issued for other than cash and valuation allowance on deferred tax assets.

Going Concern	The accompanying unaudited financial statements have been prepared assuming the Company will continue as a going concern. As reflected in the financial statements, the Company had limited revenues and had a net income (loss) of $1,554,594 and $(2,167,000) for the three and six months ended October 31, 2022, respectively. Additionally, the Company had net cash used in operating activities of $1,996,576 for the six months ended October 31, 2022. At October 31, 2022, the Company has a working capital deficit of $12,426,060, an accumulated deficit of $38,217,948 and a stockholders’ deficit of $11,596,090, which could have a material impact on the Company’s financial condition and operations.

We require short-term financing as well as financing over the next 12 months and we have been pursuing, and will continue to pursue, short-term financing, with the intention of securing larger, more permanent financing facilities.

On September 7, 2022, the Company announced that it had signed two Common Stock Purchase Agreements in the amount of $2,500,000 each or $5,000,000 combined. The ability for the Company to obtain funds from both agreements is contingent on the Company filing and obtaining approval of a Form S-1 Registration Statement with the Securities and Exchange Commission (“SEC”). As previously announced, the Company continues to move forward with plans to pay all obligations incurred while preparing for a full season of spring football in 2023. The key management team of the Company remains intact and dedicated to this goal. In addition to these two agreements, the Company continues to have discussions with other parties for potential funding. The Common Stock Purchase Agreements are contingent on approval of the Form S-1 Registration Statement, which may not occur in a timely fashion, as it is dependent on the process and timeframe of the SEC. As a result, we may not be able to achieve these capital-raising objectives and if the required capital is not obtained in the proposed timeframe, the Company’s planned 2023 spring football season could be delayed or not occur.

In view of these matters, recoverability of any asset amounts shown in the accompanying unaudited financial statements is dependent upon the Company’s ability to achieve a level of profitability. These matters raise substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the date of the filing of the Company’s Form 10-Q with the SEC. Since inception, the Company has financed its activities from the sale of equity securities and from loans. The Company intends on financing its future development activities and its working capital needs from the sale of public equity securities and debt securities, until such time that funds provided by operations, if ever, are sufficient to fund working capital requirements.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents at October 31, 2022 and April 30, 2022.

For the statements of cash flows, the Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. There were no cash equivalents at April 30, 2022 and 2021.

COVID-19

In March 2020, the World Health Organization declared the novel strain of coronavirus (COVID-19) a global pandemic and recommended containment and mitigation measures worldwide. Subsequently, the COVID-19 pandemic has continued to spread and various state and local governments have issued or extended “shelter-in-place” orders. The spread of the pandemic has caused severe disruptions in the global economy and financial markets and could potentially create widespread business continuity issues of an unknown magnitude and duration.

The future operational and financial impact of the COVID-19 pandemic is difficult to determine, and it is not possible to predict the duration and severity of the economic disruption, government restrictions and stimulus, social distancing and phased re-opening of economies, nor estimate the impact that this may have on the Company, its financial condition, and its results of operations. While we believe that the coronavirus pandemic has not had a significant impact on our financial condition and results of operations at this time, the potential economic impact brought by the coronavirus pandemic, which may be exacerbated by the global macroeconomic uncertainty from the ongoing conflict between Russia and Ukraine, is difficult to assess or predict. There may be developments outside of our control that require us to adjust our operating plans. Given the nature of the situation, we cannot reasonably estimate the impact of the coronavirus pandemic on our financial condition, results of operations or cash flows in the future.

Basis of Presentation

The accompanying interim period financial statements of the Company are unaudited pursuant to certain rules and regulations of the SEC and include, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the results of the periods indicated. Such results, however, are not necessarily indicative of results that may be expected for the full year. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations. The accompanying unaudited financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended April 30, 2022, as filed with the SEC on July 29, 2022. The interim unaudited operating results for the three and six months ended October 31, 2022 are not necessarily indicative of operating results expected for the full fiscal year.

Concentrations - Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash. We maintain our cash balances in financial institutions that from time to time exceed amounts insured by the FDIC (up to $250,000, per financial institution as of October 31, 2022). At October 31, 2022, none of our deposit accounts exceeded the insured amount. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institution in which are deposits are held.

Certain financial instruments potentially subject the Company to concentrations of credit risk. These financial instruments consist primarily of cash. We maintain our cash balances in financial institutions that from time to time exceed amounts insured by the FDIC (up to $250,000, per financial institution as of April 30, 2022). At April 30, 2022, our deposit accounts did exceed insured amounts accounts in the amount of approximately $425,000. The Company has not experienced any losses in such accounts and management believes that the Company is not exposed to significant credit risk due to the financial position of the depository institution in which are deposits are held.

Reclassification

The Company reclassed rent expense from general and administrative expense for the three and six months ended October 31, 2021, in the amount of $37,374 and $73,277 to a separate line item to conform with current period presentation. Total operating expenses were unchanged.

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed, and any resulting gains or losses are included in the statement of operations.

The Company has $518,133 and $57,223 of football and office equipment at April 30, 2022 and 2021, respectively. On April 22, 2022, the Company purchased $450,000 of football equipment under an option related to a $30,000 note payable. The football equipment is held in storage to be utilized in future planned league operations. Additionally, the Company purchased $10,910 of football equipment on April 29, 2022. For financial accounting purposes, depreciation for the football and office equipment will be computed by the straight-line method over an estimated useful life of 1 to 7 years. There was no depreciation expense for the years ended April 30, 2022 or 2021, respectively, because the football and office equipment is held in storage and has not been put into use as football league operations have not commenced.
Impairment of Long-Lived Assets

In accordance with ASC 360-10, “Long-lived assets,” which include property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.

In accordance with ASC 360-10, “Long-lived assets,” which include property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the assets. Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.

Convertible Promissory Notes and Related Embedded Derivatives

We account for the embedded conversion option contained in convertible instruments under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”. The embedded conversion option within this Topic contained in the convertible instruments are accounted for as derivative liabilities at the date of issuance and adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Binomial Option Pricing model. On the initial measurement date, the fair value of the embedded conversion option derivative was recorded as a derivative liability and was allocated as debt discount up to the proceeds of the notes with the remainder charged to current period operations as initial derivative expense. Any gains and losses recorded from changes in the fair value of the liability for derivative contract is recorded as a component of other income (expense) in the accompanying Statements of Operations. The classification of equity-linked contracts is reassessed at each balance sheet date.  If the classification required under this subtopic changes as a result of events during the period, the contract shall be reclassified at the date of the event that caused such reclassification. If reclassification is required, the change in fair valuer of the contract during the period the contract was classified as equity shall be accounted for as an adjustment to stockholders’ equity.  The contract is subsequently adjusted to fair value through earnings.  Such a reclassification event occurred during the three and six months ended October 31, 2022, as more fully disclosed below.

The Company follows ASU 260 regarding changes to the classification of certain equity-linked financial instruments (or embedded features) with down round features and clarifies existing disclosure requirements for equity-classified instruments. For freestanding equity-classified financial instruments, entities that present earnings per share (“EPS”) in accordance with Topic 260, to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features would be subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related guidance in Topic 260.

Convertible Notes With Variable Conversion Options

The Company has entered into convertible promissory notes, some of which contain variable conversion options, whereby the outstanding principal and accrued interest may be converted, by the holder, into common shares at a fixed discount to the trading price of the common stock at the time of conversion. The Company treats these convertible promissory notes as stock settled debt under ASC 480, “Distinguishing Liabilities from Equity” and measures the fair value of the notes at the time of issuance, which is the result of the share price discount at the time of conversion and records the put premium to interest expense.

The Company has entered into convertible promissory notes, some of which contain variable conversion options, whereby the outstanding principal and accrued interest may be converted, by the holder, into common shares at a fixed discount to the price of the common stock at the time of conversion. The Company treats these convertible promissory notes as stock settled debt under ASC 480, “Distinguishing Liabilities from Equity” and measures the fair value of the notes at the time of issuance, which is the result of the share price discount at the time of conversion and records the put premium as accretion to interest expense to the date of first conversion.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements and Disclosures requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities where there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, football equipment, accounts payable, unsecured convertible notes payable, secured convertible notes payable, notes payable, and notes payable – related party. Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, the Company believes that the recorded values of the other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Assets and liabilities measured at fair value on a recurring basis consist of the following at October 31, 2022 and April 30, 2022:

	Carrying Value at October 31,	Fair Value Measurements at October 31, 2022
	2022	Level 1		Level 2	Level 3

Conversion option liability	$2,168,805		$-	$-	$2,168,805
Warrant derivative liability	$2,959,657	$		$-	$2,959,657

	Carrying Value at April 30,	Fair Value Measurements at April 30, 2022
	2022	Level 1	Level 2	Level 3

Conversion option liability	$197,508	$-	$-	$197,508

The following is a summary of activity of Level 3 assets and liabilities for the six months ended October 31, 2022:

Conversion Option Liability
Balance – April 30, 2022	$197,508
Initial value of conversion option liability	3,004,560
Gain from change in the fair value of conversion option liability	(1,033,263)
Balance – October 31, 2022	$2,168,805

Warrant Derivative Liability
Balance – April 30, 2022	$-
Initial value of warrant derivative liability	4,565,329
Gain from change in the fair value of warrant derivative liability	(1,605,672)
Balance – October 31, 2022	$2,959,657

Changes in fair value of the conversion option liability and warrant derivative liability are included as a separate Other Income (Expense) item in the accompanying Statements of Operations.

ASC 820, Fair Value Measurements and Disclosures requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities where there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, football equipment, accounts payable, unsecured convertible notes payable, secured convertible notes payable, notes payable, and notes payable – related party. Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments, the Company believes that the recorded values of the other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Assets and liabilities measured at fair value on a recurring basis and the carrying value consist of the following at April 30, 2022 and 2021:

	April 30,	Fair Value Measurements at April 30, 2022
	2022	Level 1	Level 2	Level 3
Conversion option liability	$197,508	$-	$-	$197,508

	April 30,	Fair Value Measurements at April 30, 2021
	2021	Level 1	Level 2	Level 3
Conversion option liability	$208,503	$-	$-	$208,503

The following is a summary of activity of Level 3 assets and liabilities for the years ended April 30, 2022 and 2021:

Embedded Conversion Option Liability
Balance – April 30, 2021	$208,503
Gain from change in the fair value of conversion option liability	(10,995)
Balance – April 30, 2022	$197,508

Embedded Conversion Option Liability
Balance – April 30, 2020	$645,055
Reduction in fair value of conversion option liability for conversion of promissory note	(30,795)
Gain from change in the fair value of conversion option liability	(405,757)
Balance – April 30, 2021	$208,503

Changes in fair value of the conversion option liability are included as a separate Other Income (Expense) item in the accompanying Statement of Operations.

Lease

The Company follows ASC 842 regarding leases whereby lessees need to recognize leases on their balance sheet as a right of use asset and a corresponding lease liability. We have elected to exclude leases with a lease term of one year or less. The Company has no leases with over one year term.

Sequencing

The accounting treatment of derivative financial instruments requires that the Company record the embedded conversion option and warrants at their fair values as of the inception date of the agreement or upon a triggering event and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense for each reporting period at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

As a result of entering into warrant and convertible debt agreements, for which such instruments contained certain anti-dilution provisions, the Company could not demonstrate it has sufficient authorized shares and as a result, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares.  Accordingly, the Company has adopted a sequencing policy in accordance with ASC 815-40-35-12 “Derivatives and Hedging” whereby all future instruments may be classified as a derivative liability with the exception of instruments related to share-based options issued to employees or directors.  See Net Income (Loss) per Share below.

Revenue Recognition	The Company will recognize revenue in accordance with the five-step method prescribed by ASC 606 “Revenues from Contracts with Customers”.	The Company will recognize revenue in accordance with the five-step method prescribed by ASC 606 “Revenues from Contracts with Customers”.
League Tryout and Training Camps

The Company will recognize league tryout and training camp revenue on the dates that the events are held. The Company commenced a training camp on July 18, 2022 in Mobile, Alabama but this was terminated on July 29, 2022 due to a lack of sufficient funding. The Company did not charge players a training camp fee and as a result, there was no revenue from tryout and training camps during the three and six months ended October 31, 2022 or 2021, respectively.

Football League Operations

The Company will recognize revenue from future football league operations including gate, parking and concessions, stadium advertising and merchandising, licensing fees, sponsorships, naming rights, broadcast and cable, franchise fees, social media and on-line digital media including merchandising, advertising, and subscriptions, as applicable. The Company football league operations had not commenced as of October 31, 2022. The Company commenced the selling of on-line digital media merchandise through a third party drop shipper on April 29, 2022 and customers sent cash for certain items that were not shipped until May 2022. The Company recorded $3,802 of accounts receivable with an offset to deferred revenue at April 30, 2022. Subsequently, the drop shipper shipped the items to customers and the Company recognized revenue and cost of goods sold. During the three and six months ended October 31, 2022, the Company recorded $502 and $9,180 of revenue and $0 and $7,365 of cost of goods sold, respectively related to on-line digital merchandise.

Income Taxes

Deferred income tax assets and liabilities arise from temporary differences associated with differences between the financial statements and tax basis of assets and liabilities, as measured by the enacted tax rates, which are expected to be in effect when these differences reverse.

Deferred tax assets and liabilities not related to an asset or liability are classified as current or noncurrent depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount expected to be realized.

The Company follows the provisions of FASB ASC 740-10 “Uncertainty in Income Taxes” (ASC 740-10). Certain recognition thresholds must be met before a tax position is recognized in the financial statements. An entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. At October 31, 2022 and April 30, 2022, the Company does not believe it has any uncertain tax positions that would require either recognition or disclosure in the accompanying unaudited financial statements

Deferred income tax assets and liabilities arise from temporary differences associated with differences between the financial statements and tax basis of assets and liabilities, as measured by the enacted tax rates, which are expected to be in effect when these differences reverse.

Deferred tax assets and liabilities not related to an asset or liability are classified as current or noncurrent depending on the periods in which the temporary differences are expected to reverse. Valuation allowances are established when necessary to reduce the deferred tax assets to the amount expected to be realized.

The Company follows the provisions of FASB ASC 740-10 “Uncertainty in Income Taxes” (ASC 740-10). Certain recognition thresholds must be met before a tax position is recognized in the financial statements. An entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. At April 30, 2022 and April 30, 2021, the Company does not believe it has any uncertain tax positions that would require either recognition or disclosure in the accompanying financial statements.

Stock Based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Stock Compensation”. ASC 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the shorter of the service period or the vesting period. The Company values employee and non-employee stock-based compensation at fair value using the Black-Scholes Option Pricing Model.

The Company records stock-based compensation in accordance with ASC 718, “Stock Compensation”. ASC 718 requires the fair value of all stock-based employee compensation awarded to employees to be recorded as an expense over the shorter of the service period or the vesting period. The Company values employee and non-employee stock-based compensation at fair value using the Black-Scholes Option Pricing Model.

Net Income (Loss) per Share of Common Stock

The Company computes net earnings (loss) per share in accordance with ASC 260-10, “Earnings per Share.”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period and diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Securities that could potentially dilute earnings per share in the future are as follows:

	October 31, 2022	April 30, 2022
Warrants to purchase common stock - *	2,767,305,980	62,970,000
Options to purchase common stock	1,200,000	1,200,000
Conversion of convertible unsecured promissory notes - *	692,178,144	20,782,211
Conversion of convertible secured promissory notes - *	1,938,096,966	11,586,275
Total	5,398,781,090	96,538,486

*Based on the Company sequencing policy, certain dilutive securities above the Company authorized shares of 2,000,000,000 have been reclassified as derivative liabilities at October 31, 2022.

Effective September 15, 2002, the Company determined that because of entering into certain warrant and convertible debt agreements, for which such instruments contained anti-dilution provisions , the Company could not demonstrate that it had sufficient authorized shares and as a result, shares will be allocated on the basis of the earliest issuance date of potentially dilutive instruments, with the earliest grants receiving the first allocation of shares.

The Company evaluated that there was a potential of 5,398,781,090 per the above table that could be converted into shares of the Company’s $0.001 par value common stock.  The Company has 2,000,000,000 shares authorized and as a result, utilized the first in-first out sequencing of securities convertible.  The Company calculated at September 15, 2022, after adjusting for convertible securities and warrants on the first in-first out basis, 4,339,234,474 shares were potentially issuable above the 2,000,000,000 authorized limit. Based on the Company’s revaluation of these instruments and not having sufficient authorized shares to settle these instruments with shares, the Company reclassified such instruments from stockholders’ equity to a derivative liability. The Company evaluated the change for both warrants and convertible debt using the Binomial Lattice Option Pricing Model at September 15, 2022 and recorded $3,004,560 for the initial value of conversion option liability and $4,565,329 for the initial value of warrant derivative liability with an offset to additional paid in capital.  The Company performed a revaluation at October 31, 2022 and recorded a $1,033,263 gain from the change in fair value of conversion option liability and a $1,605,672 gain from the change in fair value of warrant derivative value,

The Company computes net earnings (loss) per share in accordance with ASC 260-10, “Earnings per Share.”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period and diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Securities that could potentially dilute earnings per share in the future at April 30, are as follows:

	2022	2021
Warrants to purchase common stock	62,970,000	1,500,000
Options to purchase common stock	1,200,000	1,200,000
Conversion of convertible unsecured promissory notes	20,782,211	21,110,215
Conversion of convertible secured promissory notes	11,586,275	14,130,497
Total	96,538,486	37,940,712

Contingencies

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. Company management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be reasonably estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable would be disclosed. The Company does not include legal costs in its estimates of amounts to accrue.

Certain conditions may exist as of the date the financial statements are issued which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. Company management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company's legal counsel evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated, then the estimated liability would be accrued in the Company's financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be reasonably estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable would be disclosed. The Company does not include legal costs in its estimates of amounts to accrue.

Convertible Promissory Notes and Related Embedded DerivativesED

We account for the embedded conversion option contained in convertible instruments under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”. The embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of issuance and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives was determined using the Binomial Option Pricing model. On the initial measurement date, the fair value of the embedded conversion option derivative was recorded as a derivative liability and was allocated as debt discount up to the proceeds of the notes with the remainder charged to current period operations as initial derivative expense. Any gains and losses recorded from changes in the fair value of the liability for derivative contract is recorded as a component of other income (expense) in the accompanying Statements of Operations.

The Company follows ASU 260 regarding changes to the classification of certain equity-linked financial instruments (or embedded features) with down round features and clarifies existing disclosure requirements for equity-classified instruments. For freestanding equity-classified financial instruments, entities that present earnings per share (“EPS”) in accordance with Topic 260, to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features would be subject to the specialized guidance for contingent beneficial conversion features (in Subtopic 470-20, Debt—Debt with Conversion and Other Options), including related guidance in Topic 260.

Related Parties

Parties are considered related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions. See Note 7 – Related Parties.

Parties are related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all related party transactions.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. Among other changes, ASU 2020-06 removes from U.S. GAAP the liability and equity separation model for convertible instruments with a cash conversion feature, and as a result, after adoption, entities will no longer separately present in equity an embedded conversion feature for such debt.

Similarly, the embedded conversion feature will no longer be amortized into income as interest expense over the life of the instrument. Instead, entities will account for a convertible debt instrument wholly as debt unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC Topic 815, Derivatives and Hedging, or (2) a convertible debt instrument was issued at a substantial premium. Among other potential impacts, this change is expected to reduce reported interest expense, increase reported net income, and result in a reclassification of certain conversion feature balance sheet amounts from stockholders’ equity to liabilities as it relates to the Company’s convertible notes.

Additionally, ASU 2020-06 requires the application of the if-converted method to calculate the impact of convertible instruments on diluted earnings per share (EPS), which is consistent with the Company’s accounting treatment under the current standard. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted for fiscal years beginning after December 15, 2020 and can be adopted on either a fully retrospective or modified retrospective basis.

On May 1, 2021, we adopted the ASU using the modified retrospective method which did not have a material impact on the Company’s financial statements.

The Company has evaluated other recent accounting pronouncements and their adoption, and has not had, and is not expected to have, a material impact on the Company’s financial position or results of operations. Other new pronouncements issued but not yet effective until after October 31, 2022 are not expected to have a significant effect on the Company’s financial position or results of operations.

In July 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Updates (“ASU”) 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 changes how to recognize expected credit losses on financial assets. The standard requires a timelier recognition of credit losses on loans and other financial assets and also provides additional transparency about credit risk. The current credit loss standard generally requires that a loss actually be incurred before it is recognized, while the new standard will require recognition of full lifetime expected losses upon initial recognition of the financial instrument. Originally, ASU 2016-13 was effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. An entity should apply the standard by recording a cumulative effect adjustment to retained earnings upon adoption. In November 2019, FASB issued ASU No. 2019-10, Financial Instruments – Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). This ASU defers the effective date of ASU 2016-13 for public companies that are considered smaller reporting companies as defined by the SEC to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The adoption of this standard is not expected to result in a material impact to the Company’s financial statements.

In November 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contracts Assets and Contract Liabilities from Contracts with Customers, which requires companies to apply Accounting Standard Codification (“ASC”) 606 to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination on the acquisition date. This new guidance creates an exception to the general recognition and measurement principle noted in ASC 805, Business Combinations, which requires the acquirer in a business combination to recognize and measure the assets acquired at fair value at the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022 and interim periods, for all public business entities. Early adoption is permitted, including adoption in an interim period. ASU 2021-08 should be applied prospectively; however, an entity that elects to early adopt in an interim period should apply the amendments to all business combinations that occurred during the fiscal year that includes that interim period. The Company believes that the adoption of this new accounting guidance will not have a material impact on its financial statements.

Management has evaluated other recently issued accounting pronouncements and does not believe that any of these pronouncements will have a significant impact on the Company’s consolidated financial statements and related disclosures.

Leases

The Company follows ASC 842 regarding leases whereby lessees need to recognize leases on their balance sheet as a right of use asset and a corresponding lease liability. We have elected to exclude leases with a lease term of one year or less. Accordingly, we have no leases over one year.

League Tryout Camps

The Company will recognize league tryout camp revenue on the dates that the tryout camps are held. There were no tryout camps held by the Company during the years ended April 30, 2022 or 2021, respectively.

Football League Operations

The Company will recognize revenue from future football league operations including gate, parking and concessions, stadium advertising and merchandising, licensing fees, sponsorships, naming rights, broadcast and cable, franchise fees, social media and on-line digital media including merchandising, advertising, and subscriptions, as applicable. The Company football operations had not commenced as of April 30, 2022.  The Company commenced the selling of on-line digital media merchandise through a third party drop shipper on April 29, 2022 and customers sent cash for certain items that were not shipped until May 2022.  The Company recorded $3,802 of accounts receivable with an offset to deferred revenue at April 30, 2022. Subsequently, when the drop shipper ships the item to the customer, the Company, will recognize revenue and cost of goods sold.